Nationwide Life Insurance Company:
o        Nationwide Variable Account-II


                  Prospectus supplement dated June 24, 2005 to
                          Prospectus dated May 1, 2005

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This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
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1.   The following is added to the first paragraph under the subsection "Fixed
     Account Interest Rate Guarantee Period" under the section "The Fixed Account":

If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option, the current fixed account interest rate guarantee period will terminate. If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

2. The following is added to the third paragraph under the section "Capital Preservation Plus Option":

If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option, the current fixed account interest rate guarantee period will terminate. If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

3. The following sentence is added to the end of the subsection "Transfers from the Fixed Account" under the section "Transfers Prior to Annuitization":

If there is contract value allocated to the fixed account at the time the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option is elected, the fixed account interest rate guarantee period will end and that contract value may be transferred according to the terms of the option elected.

4. The following sentence is added to the end of the subsection "Death Benefit Payment" under the section "Death Benefits":

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary is paid. After the first beneficiary is paid, remaining contract value will be allocated to the available money market sub-account until instructions are received from the remaining beneficiary(ies).